Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2013
Organization and Principal Activities [Abstract]
Schedule of Variable Interest Entities
	December 31,
	2012	2013

Cash and cash equivalents	$58,108	$116,575
Restricted cash	1,605	2,068
Account receivable and other current assets	34,976	61,177

Total current assets	94,689	179,820

Property and equipment, net	57,275	91,861
Acquired intangible assets, net	5,113	9,681
Other noncurrent assets	26,814	37,778

Total noncurrent assets	89,202	139,320

Total assets	183,891	319,140

Deferred revenue, current	17,520	30,717
Account payable and other current liabilities	51,455	106,894

Total current liabilities	68,975	137,611
Total noncurrent liabilities	3,613	2,235

Total liabilities	$72,588	$139,846

	Year ended December 31,
	2011	2012	2013

Revenues	$160,613	$303,200	$527,646
Net income	$78,494	$150,408	$263,514

	Year ended December 31,
	2011	2012	2013

Net cash provided by operating activities	$56,621	$75,983	$129,175
Net cash used in investing activities	(32,367)	(50,951)	(72,678)
Net cash provided by financing activities	1,545	36	1,970

	$25,799	$25,068	$58,467